FINANCIAL INSTRUMENTS - Fair Value (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 7,501,155	$ 31,942,458
Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,474,287	28,078,556
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 26,868	3,363,902
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 500,000